NOTE 14. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

Continuing Operations:

	Years Ended December 31,
	2013	2012	2011

Current	$17,533	$13,296	$7,000
Deferred	(11,811)	(4,181)	6,419
Total	$5,722	$9,115	$13,419

Discontinued Operations:

	Years Ended December 31,
	2013	2012	2011

Current	$—	$—	$333

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2013	2012
Current
Deferred income tax assets:
Provision for doubtful accounts	$5,334	$3,096
Accrued liabilities	907	410
Tax loss carry forward	715	520
Other temporary differences	598	582
Deferred income tax assets – current	7,554	4,608

Deferred income tax liabilities – current
Unearned income	(2,039)	(9,325)

Net deferred income tax assets (liabilities) – current	$5,515	$(4,717)

Non-current
Deferred income tax assets:
Accrued liabilities	$1,789	$1,738
Tax loss carry forward	2,145	1,560
Others	192	—
Deferred income tax assets – non-current	4,126	3,298

Deferred income tax liabilities:
Unearned income	—	(751)

Deferred income tax assets – non-current	$4,126	$2,547

Schedule of Effective Income Tax Rate Reconciliation
	December 31,
	2013	2012	2011
Statutory rate	25.0%	25.0%	25.0%
Non-deductible expenses	7.2%	4.9%	15.9%
Non-taxable income	(2.0)%	(1.1)%	—%
Effect of rate differences in various tax jurisdictions and others	2.4%	(0.9)%	(7.0)%
Effective tax rate	32.6%	27.9%	33.9%